Revenue from the sale of goods and / or services (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net operating revenue

	2023	2022	2021

Gross sales
Goods	20,517	18,392	17,261
Services rendered	253	289	266
Sales returns and cancellations	(152)	(150)	(128)
	20,618	18,531	17,399

Taxes on sales	(1,368)	(1,210)	(1,101)

Net operating revenue	19,250	17,321	16,298